Managed Volatility Fund
FUND SUMMARY: MANAGED VOLATILITY FUND
Investment Objective:
The Managed Volatility Fund (the "Fund") seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees -	Managed Volatility Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Managed Volatility Fund Class N
Management Fees		0.60%
Distribution and/or Service (12b-1) Fees		none
Acquired Fund Fees and Expenses		none
Other Expenses		0.62%
Total Annual Fund Operating Expenses		1.22%
Fee Waiver and/or Expense Reimbursement	[1]	(0.28%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)		0.94%
[1]	Bridgeway Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. ("Bridgeway Funds"), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.94%. Any material change to this Fund policy would require a vote by shareholders.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Managed Volatility Fund Class N	96	300	520	1,155

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies:

To achieve the objective of providing a high current return with less short-term risk than the stock market, the Fund uses two main strategies: option writing and fixed-income investments. Together, these strategies are designed to provide the Fund with more stable returns over a wide range of fixed-income and equity market environments. Up to 75% of the Fund's total assets may be invested in common stocks and options on any size companies on which options are traded on a national securities exchange. At all times, at least 25% of the Fund's total assets will be invested in equities. The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund's investments, "foreign securities" means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

The Adviser selects stocks for the Fund using a proprietary statistically driven approach that spans various investment styles including both "growth" and "value." The Adviser may also select stocks and options according to a more passive strategy, including investing in stock market index futures and options. The Managed Volatility Fund may also purchase or sell any financial (but not commodity) futures, puts, or calls within the scope of its investment objective and strategy. Specifically, the Fund may short stock index futures to hedge a similar basket of stocks and sell covered call or put options to reduce the risk of stock ownership. These instruments can be used to hedge away cash, manage market risk, dampen volatility in line with its investment objective, arbitrage the difference between stocks and futures and create synthetic option positions.

The second main strategy is fixed-income investments. The Adviser normally invests at least 25% of the Fund's total assets in fixed-income securities: U.S. government obligations, mortgage and asset-backed securities, corporate bonds, collateralized mortgage obligations (CMOs), and/or other fixed-income instruments. In addition, the Fund's strategy with respect to credit rating may vary over time. The Adviser anticipates that fixed-income investments will largely be limited to U.S. government securities and high quality corporate debt.

Principal Risks:

The Fund's stock holdings are subject to market risk. The protective qualities inherent in option writing are partial. In addition, the Adviser may not always write options on the full number of shares of stock it owns, thus exposing the Fund to the full market risk of these shares.

Individual stocks in the Fund may not perform as well as expected.

The Fund invests in companies of any size for which exchange-traded options are available. Small companies are more vulnerable to financial and other risks than large companies.

The Fund's fixed-income holdings are subject to three types of risk: interest rate risk, credit risk and prepayment risk.

The Fund's use of futures to manage risk or hedge market volatility may not always be successful hedges, their prices can be highly volatile, they may not always successfully manage risk and they could lower the Fund's total return. The Fund's investments in stock index futures are subject to the risk that the returns of the basket of stocks to which they are hedged are reduced by losses on the futures in a rising market.

A covered call position will result in a loss on its expiration date if the underlying stock price has fallen since the purchase by an amount greater than the price for which the option was sold. Thus, the Fund's option strategies may not fully protect it against declines in the value of its stocks. In addition, the option writing strategy limits the upside profit potential normally associated with stocks. In addition, the Fund's investments in covered call and put options are subject to the risk that they may not provide sufficient protection to compensate for a decline in the underlying stock.

Investments in foreign securities can be more volatile than investments in U.S. securities.

The Fund could experience a loss in the stock, option, and fixed-income portions of its holdings at the same time.

Performance:

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance. In addition, the Fund's performance is compared to the Bloomberg/EFFAS Bond Index, a transparent benchmark for the total return of the one- to three-year U.S. Government bond market. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund's website at www.bridgeway.com or by calling 800-661-3550.

Managed Volatility Fund Year by Year % Returns as of 12/31 of Each Year

Return from 1/1/11 through 9/30/11 was -6.46%.

	Quarter	Total Return
Best Quarter	Q2 09	8.87%
Worst Quarter	Q4 08	-9.19%

Average Annual Total Returns (For the periods ended 12/31/10)
Average Annual Total Returns - Managed Volatility Fund		1 Year	5 Years	Since Inception	Inception Date
Class N		5.41%	1.66%	3.51%	Jun. 30, 2001
Class N Return After Taxes on Distributions	[1]	5.23%	0.90%	2.92%
Class N Return After Taxes on Distributions and Sale of Fund Shares	[1]	3.64%	1.08%	2.75%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		15.06%	2.29%	2.23%
Bloomberg/EFFAS Bond Index (reflects no deductions for fees, expenses or taxes)	[2]	2.40%	4.21%	3.74%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
[2]	The Fund has elected to use the S&P 500® Index as its broad-based securities market index instead of the Bloomberg/EFFAS Bond Index because it will better align the benchmark with the Fund's investment strategies and restrictions.